Cover	Jun. 07, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 07, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-40462
Entity Registrant Name	SPK Acquisition Corp.
Entity Central Index Key	0001848097
Entity Tax Identification Number	86-1373795
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 368, 302 Buwei
Entity Address, Address Line Two	211 Fute North Road,
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200131
City Area Code	134
Local Phone Number	3912-9879
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units
Trading Symbol	SPKAU
Ordinary Shares
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SPK
Security Exchange Name	NASDAQ
Rights [Member]
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Rights
Trading Symbol	SPKAR